Shareholder Report, Line Graph (Details) 1014038_Franklin FTSE Canada ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Nov. 02, 2017	Mar. 31, 2026
Franklin FTSE Canada ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE Canada ETF (NAV)
Accumulated Value	$ 17,827	$ 16,255	$ 14,030	$ 16,094	$ 13,197	$ 8,295	$ 10,024	$ 9,594	$ 10,000	$ 23,953
FTSE Canada Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Canada Index-NR
Accumulated Value	17,520	16,007	13,846	15,925	13,075	8,248	9,992	9,583	10,000	$ 23,506
FTSE Canada Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Canada Capped Index-NR
Accumulated Value	$ 17,520	$ 16,007	$ 13,846	$ 15,925	$ 13,075	$ 8,248	$ 9,992	$ 9,583	$ 10,000	$ 23,506